Schedule of Investments (unaudited) July 31, 2019	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 16.6%
APA Group	2,446,003	$18,612,424
AusNet Services	2,888,655	3,534,035
Australia & New Zealand Banking Group Ltd.	3,044,964	58,575,889
Bendigo & Adelaide Bank Ltd.	3,750,410	29,701,314
Commonwealth Bank of Australia	3,042,704	172,598,266
CSR Ltd.	4,006,037	11,127,482
Fortescue Metals Group Ltd.	2,456,624	14,104,594
Harvey Norman Holdings Ltd.	4,128,740	12,492,776
National Australia Bank Ltd.	4,099,562	80,558,536
Perpetual Ltd.(a)	3,459,355	94,206,105
Suncorp Group Ltd.	2,546,813	23,715,337
Sydney Airport	2,773,382	15,980,592
Tabcorp Holdings Ltd.	2,351,076	7,275,953
Wesfarmers Ltd.	3,394,384	91,688,131
Westpac Banking Corp.	3,648,806	72,053,036

		706,224,470

Austria — 0.8%
Oesterreichische Post AG	1,059,826	35,636,303

Belgium — 1.2%
Proximus SADP	1,791,432	51,480,109

Canada — 4.7%
Bank of Nova Scotia (The)	838,129	44,971,686
Canadian Imperial Bank of Commerce	868,888	68,702,464
Emera Inc.	869,001	36,264,901
IGM Financial Inc.	1,149,595	31,918,847
Russel Metals Inc.	1,100,330	17,537,910

		199,395,808

Denmark — 0.8%
Danske Bank A/S	2,369,794	35,423,326

Finland — 5.1%
Elisa OYJ	656,446	31,048,072
Fortum OYJ	804,975	18,642,187
Nokian Renkaat OYJ	716,043	20,704,377
Nordea Bank Abp	13,398,872	86,596,172
Sampo OYJ, Class A	976,561	40,958,696
UPM-Kymmene OYJ	683,735	18,613,061

		216,562,565

France — 6.7%
BNP Paribas SA	1,485,346	69,756,604
Bouygues SA	1,145,183	41,286,005
Engie SA	1,248,423	19,348,715
Lagardere SCA	1,251,844	28,572,958
Natixis SA	1,361,932	5,522,637
Orange SA	1,151,438	17,210,995
Societe Generale SA	1,786,277	44,162,201
TOTAL SA	1,121,960	58,755,652

		284,615,767

Germany — 6.0%
Aareal Bank AG	2,872,408	82,767,822
Freenet AG	3,373,334	66,666,680
ProSiebenSat.1 Media SE	2,915,691	38,079,447
RTL Group SA	857,971	42,566,595
TUI AG	2,574,964	25,778,237

		255,858,781

Security	Shares	Value

Hong Kong — 2.0%
PCCW Ltd.	8,327,000	$4,755,003
VTech Holdings Ltd.	9,245,400	81,435,676

		86,190,679

Italy — 8.9%
Azimut Holding SpA	6,914,853	130,497,977
Banca Mediolanum SpA	6,163,283	44,364,109
Enel SpA	4,586,454	31,655,546
Eni SpA	5,284,844	83,578,382
Intesa Sanpaolo SpA	8,607,414	18,787,479
Italgas SpA	4,243,105	27,013,388
Snam SpA	5,188,596	25,644,021
UnipolSai Assicurazioni SpA	6,184,319	16,215,634

		377,756,536

Netherlands — 3.5%
ABN AMRO Bank NV, CVA(b)	2,632,137	52,633,948
Aegon NV	2,337,428	11,651,356
BE Semiconductor Industries NV	2,809,319	84,421,889

		148,707,193

New Zealand — 2.3%
SKYCITY Entertainment Group Ltd.	17,371,876	45,861,738
Spark New Zealand Ltd.	18,789,357	49,355,867

		95,217,605

Norway — 2.4%
Equinor ASA	966,954	17,495,202
Mowi ASA	1,121,241	27,206,438
Salmar ASA	1,179,904	55,016,105

		99,717,745

Portugal — 1.0%
EDP — Energias de Portugal SA	11,577,649	42,809,522

Spain — 4.1%
Enagas SA	2,292,844	50,227,363
Mapfre SA	2,775,345	7,703,541
Naturgy Energy Group SA	2,261,195	57,653,360
Red Electrica Corp. SA	2,105,615	40,089,090
Telefonica SA	2,228,082	17,169,243

		172,842,597

Sweden — 5.9%
Hennes & Mauritz AB, Class B	3,663,804	64,414,419
JM AB	3,206,718	83,601,338
Skandinaviska Enskilda Banken AB, Class A	3,264,329	30,985,630
Swedbank AB, Class A	4,155,734	57,268,784
Telia Co. AB	2,961,073	13,318,910

		249,589,081

Switzerland — 3.7%
Swiss Prime Site AG, Registered	138,183	12,220,123
Swiss Re AG	169,026	16,486,011
Swisscom AG, Registered	139,958	68,211,853
Zurich Insurance Group AG	169,036	59,162,600

		156,080,587

United Kingdom — 23.0%
Aviva PLC	4,558,608	22,667,645
Bovis Homes Group PLC	3,454,651	44,542,411
BP PLC	4,111,857	27,474,710
British American Tobacco PLC	4,689,172	169,493,748
BT Group PLC	4,881,106	11,545,735
Centamin PLC	3,125,710	4,971,632
Crest Nicholson Holdings PLC	5,868,393	26,370,989

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Galliford Try PLC(a)	6,640,802	$48,137,486
GlaxoSmithKline PLC	3,736,738	77,901,612
Greene King PLC	3,534,298	27,064,637
HSBC Holdings PLC	4,302,375	34,595,248
IG Group Holdings PLC	5,564,821	38,961,576
Legal & General Group PLC	3,985,965	12,777,453
Marks & Spencer Group PLC	3,631,247	9,243,819
National Grid PLC	3,864,838	39,954,827
Phoenix Group Holdings PLC	4,707,825	40,097,847
Royal Dutch Shell PLC, Class A	4,335,623	137,709,103
SSE PLC	5,707,571	76,909,951
Standard Life Aberdeen PLC	6,965,433	25,484,134
United Utilities Group PLC	3,323,798	32,094,644
Vodafone Group PLC	6,703,675	12,319,042
WPP PLC	4,830,512	57,396,462

		977,714,711

Total Common Stocks — 98.7% (Cost: $4,529,259,700)		4,191,823,385

Preferred Stocks

Germany — 0.5%
Schaeffler AG, Preference Shares, NVS	2,882,501	21,733,894

Total Preferred Stocks — 0.5% (Cost: $24,127,241)		21,733,894

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(c)	1,532,000	$1,532,000

Total Short-Term Investments — 0.0% (Cost: $1,532,000)		1,532,000

Total Investments in Securities — 99.2% (Cost: $4,554,918,941)		4,215,089,279

Other Assets, Less Liabilities — 0.8%		31,980,839

Net Assets — 100.0%		$4,247,070,118

(a)	Affiliate of the Fund.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased	Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,909,307	—	(7,909,307	)(a)	—	$—	$279,611	(b)	$7,243	$(2,345)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,573,349	—	(41,349	)(a)	1,532,000	1,532,000	21,614		—	—
Galliford Try PLC	6,404,916	271,741	(35,855)		6,640,802	48,137,486	—		(153,938)	1,333,747
Perpetual Ltd.	3,344,541	122,403	(7,589)		3,459,355	94,206,105	—		(16,294)	(5,384,424)

						$143,875,591	$301,225		$(162,989)	$(4,053,022)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	57	09/19/19	$6,632	$128,521
Euro STOXX 50 Index	345	09/20/19	13,298	76,175
FTSE 100 Index	110	09/20/19	10,150	173,686

				$378,382

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Select Dividend ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,191,823,385	$—	$—	$4,191,823,385
Preferred Stocks	21,733,894	—	—	21,733,894
Money Market Funds	1,532,000	—	—	1,532,000

	$4,215,089,279	$—	$—	$4,215,089,279

Derivative financial instruments(a)
Assets
Futures Contracts	$378,382	$—	$—	$378,382

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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